CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,022,547)	$ (6,324,031)	$ (11,473,137)	$ (5,320,974)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	84,678	30,553	80,125	1,890
Amortization of intangible assets	570,514	0	142,628	0
Stock based compensation	80,247	113,629	241,433	216,543
Common stock issued for services	174,362	153,206	218,206	76,000
Amortization of debt discount	0	498,658	769,237	419,666
Change in fair value of derivative liability	(508,730)	(1,662,346)	(977,732)	(496,306)
Accrued interest on convertible notes payable	126,898	101,674	421,666	203,697
Loss on debt conversions	1,574,609	5,529,319	6,519,467	2,502,799
Impairment of acquired assets			61,902	0
Write-off of derivative liability to additional paid in capital			0	537,698
Noncontrolling interest in EZ-Clone Enterprises, Inc.	6,719	0
Changes in operating assets and liabilities:
Accounts receivable	(281,171)	0	42,254	0
Inventory	(150,030)	30,010	(326,986)	(47,225)
Prepaids and other assets	(14,565)	0	(3,418)	0
Deposits	(6,500)	0	(27,608)	13,145
Right of use, net	3,879	0
Accounts payable	375,830	(14,951)	232,973	(170,934)
Accrued expenses	(22,052)	(123,964)	116,625	19,503
Deferred revenue	(89,504)	0	79,504	(37,995)
CASH (USED IN) OPERATING ACTIVITIES	(2,097,363)	(1,668,243)	(3,854,506)	(2,082,493)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in purchased assets	(5,319)	(250,000)	(544,432)	(302,689)
NET CASH (USED IN) INVESTING ACTIVITIES	(5,319)	(250,000)	(544,432)	(302,689)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of convertible notes payable	(590,909)	0
Proceeds from the issuance of common stock rights			2,533,125	0
Common stock option exercise			6,000	0
Proceeds from notes payable, net	490,000	0	2,825,000	3,860,344
Repayment on capital lease	(4,754)	0
Cash provided from Convertible Promissory Note with Chicago Venture Partners, L.P.	0	685,000
Share issuances to St. George Investments LLC	0	1,300,000
Proceeds from the issuance of common stock			1,300,000	0
Cash payoff to TCA Global Credit Master Fund, LP			0	(1,509,041)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(105,663)	1,985,000	6,664,125	2,351,303
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,208,345)	66,757	2,265,187	(33,879)
CASH AND CASH EQUIVALENTS, beginning of period	2,334,377	69,191	69,191	103,070
CASH AND CASH EQUIVALENTS, end of period	126,032	135,947	2,334,377	69,191
Supplemental disclosures of cash flow information:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-cash investing and financing activities:
Shares issued for convertible note and interest conversion	368,000	2,673,590	3,338,082	2,329,800
Common shares issued for accounts payable	0	18,000	33,000	548,539
Shares issued for purchase of warrant	$ 1,000,000	$ 0
Acquisition of EZ-Clone Erterprises, Inc.- intangible assets			3,423,081	0
Acquisition of EZ-Clone Erterprises, Inc.			1,395,000	0
Noncontrolling interest in EZ-Clone Enterprises, Inc.			$ 1,931,645	$ 0